ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Grupo exposure to public sector (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Financial assets	$ 4,108,605,647	$ 4,054,543,851
Loans to the Public Sector	3,231,834	$ 4,507,958
Public sector exposure
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Loans to the Public Sector	3,231,834
Total exposure to the public sector	$ 952,314,213
Over Total Assets (as percent)	21.14%
Over Shareholders equity (as percent)	119.22%
Public sector exposure | Debt instruments
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Financial assets	$ 949,082,379
Public sector exposure | Repo transactions
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Financial assets	$ 949,082,379